OTHER FINANCIAL INCOME AND EXPENSES	12 Months Ended
Dec. 31, 2023
Disclosure Of Other Financial Income And Cost [Abstract]
OTHER FINANCIAL INCOME AND EXPENSES	OTHER FINANCIAL INCOME AND EXPENSES

Amounts in $ ‘000	2023	2022	2021
Interest income	3,663	85	53
Foreign currency gains	—	4,400	14,841
Other financial income	3,663	4,485	14,894
Foreign currency losses	(2,971)	—	—
Interest loans and borrowings	(4,876)	(4,736)	(5,296)
Interest leases	(1,088)	(622)	(795)
Other financial expenses	(134)	(105)	(94)
Other financial expenses	(9,069)	(5,463)	(6,185)

Total other financial income and expenses	(5,406)	(978)	8,709
Interest income
Interest income reflects interest received on readily convertible S&P AAA-rated government treasury certificates with a maturity of six months or less from the date of acquisition.
Foreign currency results
These results primarily follow from the revaluation of bank balances which are denominated in foreign currencies, mainly U.S. dollars, and the timing of foreign currency payments against the actual exchange rate as compared to the original exchange rate applied upon the charge of fees or expenses. The losses in 2023 are mainly a result of the revaluation of the bank balances in U.S. dollars, incorporated in our Dutch entities where the functional currency is euro.
Interest on convertible bonds
Interest on convertible bonds in 2023, 2022 and 2021 relate to coupons and amortized costs on the convertible bonds as disclosed in note 17. Convertible bonds. The amortized costs are calculated at the effective rate of interest, which takes account of any equity component on recognition such as warrants or early repayment options.